Scope of Consolidation - Summary of Income Statement Data (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Information about Consolidated Structured Entities [Line Items]
Revenues	€ 18,940	€ 19,828	€ 19,025
Profit (loss) for the year	(1,152)	1,287	1,919
of which, Non-controlling interests	259	166	158
TIM Brasil group [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Revenues	3,943	4,502	4,047
Profit (loss) for the year	586	340	194
of which, Non-controlling interests	€ 200	€ 114	€ 65